CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Allowance for credit losses	¥ 102,161	$ 14,812	¥ 92,695
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	1,778,527	257,862	1,353,894
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	256,106	37,132	264,281
Variable Interest Entity Primary Beneficiary Aggregated Disclosure Non-recourse [Member]
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	226,846	32,889	184,078
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	¥ 2,339	$ 339	¥ 7,947
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	480,604,900	480,604,900	487,234,522
Ordinary shares, shares outstanding	479,458,004	479,458,004	487,234,522
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	970,015,685	970,015,685	957,465,244
Ordinary shares, shares outstanding	970,015,685	970,015,685	945,496,827